Amount Due to a Director	6 Months Ended
Dec. 31, 2019
Related Party Transactions [Abstract]
Amount Due to a Director

12. AMOUNT DUE TO A DIRECTOR

As of December 31, 2019, June 30, 2019 and December 31, 2018, a director of the Company advanced $3,952, $3,938 and $3,921 (unaudited), respectively, to the Company, which is unsecured, interest-free with no fixed repayment term, for working capital purpose. Imputed interest is considered insignificant.